Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

Note T.

Segment Information

The company’s major operations consist of five business segments: Global Technology Services, Global Business Services, Software, Systems and Technology and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Information about each segment’s business and the products and services that generate each segment’s revenue is located in the “Description of Business” section on pages 32 to 34, and in “Segment Details,” on pages 35 to 40 in the Management Discussion.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems and software that are used by Global Technology Services in outsourcing engagements are primarily sourced internally from Systems and Technology and Software. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. The Global Services segments enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources, and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., head count. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income. These results are used, in part, by senior management, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

($ in millions)

Global Services Segments
Global		Global
Technology		Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2013
External revenue	$38,551	$18,396	$25,932	$14,371	$2,022	$99,273
Internal revenue	1,063	714	3,191	593	2,282	7,843
Total revenue	$39,615	$19,109	$29,123	$14,964	$4,304	$107,115
Pre-tax income	$6,983	$3,214	$11,106	$(507)	$2,171	$22,967
Revenue year-to-year change	(4.3)%	(0.9)%	1.4%	(18.4)%	5.7%	(4.2)%
Pre-tax income year-to-year change	0.3%	7.7%	2.7%	(141.3)%	6.8%	(4.4)%
Pre-tax income margin	17.6%	16.8%	38.1%	(3.4)%	50.4%	21.4%

2012
External revenue	$40,236	$18,566	$25,448	$17,667	$2,013	$103,930
Internal revenue	1,166	719	3,274	676	2,060	7,896
Total revenue	$41,402	$19,286	$28,722	$18,343	$4,073	$111,826
Pre-tax income	$6,961	$2,983	$10,810	$1,227	$2,034	$24,015
Revenue year-to-year change	(1.7)%	(4.0)%	1.8%	(7.5)%	(2.9)%	(2.3)%
Pre-tax income year-to-year change	10.8%	(0.8)%	8.4%	(24.9)%	1.1%	4.8%
Pre-tax income margin	16.8%	15.5%	37.6%	6.7%	49.9%	21.5%

2011
External revenue	$40,879	$19,284	$24,944	$18,985	$2,102	$106,194
Internal revenue	1,242	797	3,276	838	2,092	8,246
Total revenue	$42,121	$20,081	$28,219	$19,823	$4,195	$114,440
Pre-tax income	$6,284	$3,006	$9,970	$1,633	$2,011	$22,904
Revenue year-to-year change	6.6%	5.6%	10.9%	5.6%	2.8%	7.1%
Pre-tax income year-to-year change	14.3%	18.1%	5.3%	12.2%	2.8%	9.5%
Pre-tax income margin	14.9%	15.0%	35.3%	8.2%	47.9%	20.0%

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2013	2012	2011
Revenue
Total reportable segments	$107,115	$111,826	$114,440
Other revenue and adjustments	478	577	722
Elimination of internal transactions	(7,843)	(7,896)	(8,246)
Total IBM consolidated revenue	$99,751	$104,507	$106,916

($ in millions)

For the year ended December 31:	2013	2012	2011
Pre-tax income
Total reportable segments	$22,967	$24,015	$22,904
Amortization of acquired intangible assets	(758)	(703)	(629)
Acquisition-related charges	(46)	(36)	(46)
Non-operating retirement- related (costs)/income	(1,062)	(538)	72
Elimination of internal transactions	(1,480)	(1,197)	(1,243)
Unallocated corporate amounts*	(98)	361	(56)
Total IBM consolidated pre-tax income	$19,524	$21,902	$21,003

*              The 2013 and 2012 amounts include the gain related to the Retail Store Solutions divestiture. The 2011 amount includes gains related to the sale of Lenovo common stock.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Global Technology Services assets are primarily plant, property and equipment including the assets associated with the outsourcing business, goodwill, accounts receivable, deferred services arrangement transition costs, maintenance parts inventory and acquired intangible assets. Global Business Services assets are primarily goodwill and accounts receivable. Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Systems and Technology assets are primarily plant, property and equipment, goodwill, manufacturing inventory and accounts receivable. Global Financing assets are primarily financing receivables and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 144. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on pages 33 and 34, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 75 of the Management Discussion.

Management System Segment View

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2013
Assets	$18,048	$8,311	$27,101	$7,960	$40,138	$101,558
Depreciation/amortization of intangibles*	1,670	72	1,211	855	574	4,383
Capital expenditures/investments in intangibles	1,938	69	540	781	467	3,796
Interest income	—	—	—	—	1,904	1,904
Interest expense	—	—	—	—	405	405

2012
Assets	$15,884	$8,022	$26,291	$8,232	$38,882	$97,310
Depreciation/amortization of intangibles*	1,597	75	1,157	786	853	4,470
Capital expenditures/investments in intangibles	1,760	42	618	1,106	708	4,233
Interest income **	—	—	—	—	1,972	1,972
Interest expense	—	—	—	—	410	410

2011
Assets	$15,475	$8,078	$23,926	$7,649	$36,427	$91,557
Depreciation/amortization of intangibles*	1,713	83	1,062	737	1,145	4,739
Capital expenditures/investments in intangibles	1,838	56	469	1,032	930	4,325
Interest income **	—	—	—	—	2,176	2,176
Interest expense	—	—	—	—	538	538

*              Segment pre-tax income does not include the amortization of intangible assets.

** Reclassified to conform with 2013 presentation..

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2013	2012	2011
Assets
Total reportable segments	$101,558	$97,310	$91,557
Elimination of internal transactions	(4,740)	(4,943)	(5,407)
Unallocated amounts
Cash and marketable securities	9,697	9,779	10,575
Notes and accounts receivable	2,741	3,769	3,526
Deferred tax assets	4,532	5,194	4,865
Plant, other property and equipment	2,505	2,555	2,918
Pension assets	5,551	945	2,837
Other	4,378	4,604	5,562
Total IBM consolidated assets	$126,223	$119,213	$116,433

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2013, 2012 or 2011.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2013	2012	2011
United States	$34,809	$36,270	$37,041
Japan	9,071	10,697	10,968
Other countries	55,871	57,540	58,906
Total IBM consolidated revenue	$99,751	$104,507	$106,916

*              Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2013	2012	2011
United States	$6,723	$6,555	$6,271
Other countries	6,257	6,299	6,186
Total	$12,979	$12,854	$12,457

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Within Global Technology Services and Global Business Services, client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. Within Software, product license charges and ongoing subscription and support are reported as Software, and software as a service, consulting, education, training and other product-related services are reported as Services. Within Systems and Technology, Microelectronics original equipment manufacturer (OEM) revenue is primarily from the sale of semiconductors. Microelectronics Services revenue includes circuit and component design services and technology and manufacturing consulting services. See “Description of the Business,” beginning on page 28 for additional information.

($ in millions)

For the year ended December 31:	2013	2012	2011
Global Technology Services
Services	$29,953	$31,161	$31,746
Maintenance	7,111	7,343	7,515
Systems	1,322	1,574	1,478
Software	164	159	140
Global Business Services
Services	$18,065	$18,216	$18,956
Software	221	208	211
Systems	109	142	118
Software
Software	$23,420	$23,144	$22,921
Services	2,512	2,304	2,022
Systems and Technology
Servers	$9,646	$11,980	$12,362
Storage	3,041	3,411	3,619
Microelectronics OEM	1,463	1,572	1,975
Retail Store Solutions	6	357	753
Microelectronics Services	215	346	277
Global Financing
Financing	$1,493	$1,471	$1,612
Used equipment sales	529	542	490